Related Parties - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	€ 1,200	€ 1,442
Retirement benefits	22	13
Share based payments	218	412
Executive officers / Deputy General Managers [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	639	527
Retirement benefits	11	8
Share based payments	171	152
Executive Committee
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	415	755
Retirement benefits	11	5
Share based payments	19	146
Board of Directors [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	147	161
Share based payments	€ 29	€ 114